BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Equity Dividend V.I. Fund

(the “Fund”)

Supplement dated August 4, 2014

to the Prospectus dated May 1, 2014

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Equity Dividend V.I. Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Robert M. Shearer, CFA	2010	Managing Director of BlackRock, Inc.
Tony DeSpirito	2014	Managing Director of BlackRock, Inc.
Kathleen M. Anderson	2001	Managing Director of BlackRock, Inc.
David J. Cassese, CFA	2011	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details about the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Robert M. Shearer, CFA, Tony DeSpirito, Kathleen M. Anderson and David J. Cassese, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The sections in the Prospectus captioned “Management of the Funds — Portfolio Manager Information — BlackRock Equity Dividend V.I. Fund” are deleted in their entirety and replaced with the following:

BlackRock Equity Dividend V.I. Fund

The Fund is managed by Robert M. Shearer, CFA, Tony DeSpirito, Kathleen M. Anderson and David J. Cassese, CFA, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Robert M. Shearer, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2010	Managing Director of BlackRock, Inc. since 2006.
Tony DeSpirito	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2014; Managing Principal, Portfolio Manager and Member of the Executive Committee of Pzena Investment Management from 2009 to 2014.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kathleen M. Anderson	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2001	Managing Director of BlackRock, Inc. since 2007.
David J. Cassese, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011	Director of BlackRock, Inc. since 2011; Senior Vice President of Oppenheimer Capital from 2008 to 2011; Vice President of Oppenheimer Capital from 2005 to 2008.

Shareholders should retain this Supplement for future reference.

PRO-VAR-EDVI-0814SUP